Noncontrolling Interests (Details) $ in Millions, CAD in Billions		1 Months Ended	12 Months Ended
	Apr. 30, 2013 USD ($)	Apr. 30, 2013 CAD	Dec. 31, 2014 USD ($) Ammonia_plant	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
CFL
Noncontrolling interest:
Number of world-scale ammonia plants | Ammonia_plant			2
Total purchase price | CAD		CAD 0.9
Reduction in paid in capital	$ 800.0
Deferred tax asset	$ 100.0
Percentage of the facility's ammonia and granular urea production			100.00%
TNCLP
Noncontrolling interest:
Percentage of aggregate ownership held by entity through general and limited partnership			75.30%
Percentage of ownership interest held by outside investors			24.70%
Earnings attributable to general partnership interest in excess of the threshold levels			$ 139.4	$ 200.6	$ 234.0
Percentage of ownership allowing majority owner to acquire outstanding units			25.00%
Number of days before announcing purchase price			5 days
Average trading days for which purchase price is greater			20 days
Period within which highest price is paid for any unit preceding the date of purchase is announced			90 days
TNCLP | Minimum
Noncontrolling interest:
Notice period for making decision to purchase the outstanding units			30 days
TNCLP | Maximum
Noncontrolling interest:
Notice period for making decision to purchase the outstanding units			60 days
CF Industries | CFL
Noncontrolling interest:
Percentage of ammonia and urea production purchased	66.00%
CF Industries | CFL | $0.01 Par Value Common Stock
Noncontrolling interest:
Reporting entity's ownership interest in VIE (as a percent)	49.00%
CF Industries | CFL | Nonvoting preferred shares
Noncontrolling interest:
Reporting entity's ownership interest in VIE (as a percent)	66.00%
Viterra Inc | CFL | $0.01 Par Value Common Stock
Noncontrolling interest:
Third Party's ownership interest in VIE (as a percent)	34.00%
Viterra Inc | CFL | Maximum
Noncontrolling interest:
Percentage of ammonia and urea production for which there is a right to purchase prior to acquisition	34.00%
Growmark and La Coop Federee | CFL | $0.01 Par Value Common Stock
Noncontrolling interest:
Third Party's ownership interest in VIE (as a percent)	17.00%